Stockholders' Equity and Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity and Share-Based Compensation

NOTE 10—STOCKHOLDERS’ EQUITY AND SHARE-BASED COMPENSATION

Stock Issuance

On August 15, 2014, the Company completed its acquisition of Digiplex pursuant to an Agreement and Plan of Merger with Digiplex and Badlands Acquisition Corporation, a wholly-owned subsidiary of the Company. Upon completion of the merger, each issued and outstanding share of Digiplex Class A common stock and Class B common stock, except for any shares owned by the Company, Digiplex or any of their respective subsidiaries, was converted into the right to receive 0.1765 shares of the Company’s common stock, referred to as the “exchange ratio,” or approximately 1.4 million shares of the Company’s common stock in the aggregate. See Note 4—Acquisitions.

On July 25, 2013, the Company issued 4.5 million shares of its common stock, at a price to the public of $18.00 per share through a registered public offering. The Company granted the underwriters an option to purchase up to an additional 675,000 shares of the Company’s common stock to cover over-allotments, if any, which the underwriters could exercise within 30 days of the date of the final prospectus. The underwriters purchased the additional 675,000 shares of common stock on August 16, 2013. The offering was made pursuant to the Company’s existing shelf registration statement previously filed with the Securities and Exchange Commission (“SEC”). The net proceeds received from the transaction were approximately $88,043. The funds received from the issuance of the shares have been used for general corporate purposes, including potential acquisitions, working capital and other capital expenditures.

On April 11, 2012, the Company issued 4.0 million shares of its common stock, at a price to the public of $13.00 per share through a registered public offering. The Company granted the underwriters an option to purchase up to an additional 600,000 shares of the Company’s common stock to cover over-allotments, if any, which the underwriters could exercise within 30 days of the date of the final prospectus. The underwriters purchased the additional 600,000 shares of common stock on April 11, 2012. The offering was made pursuant to the Company’s effective shelf registration statement previously filed with the SEC. The net proceeds from the transaction were approximately $56,300. The funds received from the issuance of the shares will be used for general corporate purposes, including working capital, repayment of debt, possible acquisitions and other capital expenditures.

Share-Based Compensation

In May 2014, the Board of Directors adopted the Carmike Cinemas, Inc. 2014 Incentive Stock Plan (the “2014 Incentive Stock Plan”). The Company’s Compensation and Nominating Committee (or similar committee) may grant stock options, stock grants, stock units, and stock appreciation rights under the 2014 Incentive Stock Plan to certain eligible employees and to outside directors. As of December 31, 2014, there were 1,063,806 shares available for future grants under the 2014 Incentive Stock Plan. The Company’s policy is to issue new shares upon exercise of options and the issuance of stock grants.

The determination of the fair value of stock option awards on the date of grant using option-pricing models is affected by the Company’s stock price, as well as assumptions regarding a number of other inputs. These variables include the Company’s expected stock price volatility over the expected term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates and expected dividends. The expected volatility is based on the historical volatility. The Company uses historical data to estimate stock option exercise and forfeiture rates. The expected term represents the period over which the share-based awards are expected to be outstanding. The dividend yield is an estimate of the expected dividend yield on the Company’s stock. The risk-free rate is based on U.S. Treasury yields in effect at the time of the grant for the expected term of the stock options. All stock option awards are amortized based on their graded vesting over the requisite service period of the awards.

The Company also issues restricted stock awards to certain key employees and directors. Generally, the restricted stock vests over a one to three year period and compensation expense is recognized over the one to three year period equal to the grant date value of the shares awarded to the employee. In addition, the Company issues performance-based awards which are dependent on the achievement of EBITDA targets and are earned over a three-year period. The performance-based awards vest at the end of the three-year period. As of December 31, 2014, the Company had 360,199 shares of performance-based awards outstanding, of which 262,941 have been earned due to the achievement of EBITDA targets. Performance-based stock awards are recognized as compensation expense over the vesting period based on the fair value on the date of grant and the number of shares ultimately expected to vest.

The Company’s total stock-based compensation expense was $4,909, $2,527 and $2,166 in 2014, 2013 and 2012, respectively. Included in the year ended December 31, 2014 is $1,913 of stock-based compensation expense related to retirement eligible employees. Included in stock based compensation expense for the year ended December 31, 2012, is $115 related to the accelerated vesting of stock-based awards to the Company’s former Vice President-General Manager Theatre Operations. Stock-based compensation expense is included in general and administrative expenses in the consolidated statement of operations with the exception of the accelerated vested awards which are included in Severance Agreement Charges. As of December 31, 2014, the Company had approximately $2,867 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s plans. This cost is expected to be recognized as stock-based compensation expense over a weighted-average period of 1.6 years. This expected cost does not include the impact of any future stock-based compensation awards.

Options-Service Condition Vesting

The Company currently uses the Black-Scholes option pricing model to determine the fair value of its stock options. Such stock options vest equally over a three-year period, except for options granted to members of the Board of Directors that vest immediately upon issuance. The stock options expire 10 years after the grant date.

No options were granted during 2014, 2013 and 2012.

The following table sets forth the summary of option activity for the year ended December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2014	607,500	$8.88	6.04
Granted	—	$—	—	$—
Exercised	(2,500)	$7.34		$70
Expired	(5,000)	$37.46
Forfeited	—	$—

Outstanding at December 31, 2014	600,000	$8.65	5.08	$10,574

Exercisable on December 31, 2014	600,000	$8.65	5.08	$10,574

Expected to vest at December 31, 2014	—	$—	—	$—

The fair value of options vested during the years ended December 31, 2014, 2013 and 2012 was $608, $588, and $1,239, respectively. The intrinsic value of the options exercised during the years ended December 31, 2014, 2013 and 2012 was $70, $232 and $245, respectively. Cash received from options exercised for the years ended December 31, 2014, 2013 and 2012 was $18, $125 and $305, respectively. The cash tax benefits realized from stock awards exercised for December 31, 2014, 2013 and 2012 were $28, $88 and $93 respectively.

Options-Market Condition Vesting

In April 2007, the Compensation and Nominating Committee approved (pursuant to the 2004 Incentive Stock Plan) the grant of an aggregate of 260,000 stock options, at an exercise price equal to $25.95 per share, to a group of eight senior executives. The April 2007 stock option grants are aligned with market performance, as one-third of these stock options each will vest when the Company achieves an increase in the trading price of its common stock (over the $25.95 exercise price) equal to 25%, 30% and 35%, respectively. The stock option grants expire 10 years from date of issuance. The Company determined the aggregate grant date fair value of these stock options to be approximately $1,430. The fair value of these options was estimated on the date of grant using a Monte Carlo simulation model. Compensation expense is not subsequently adjusted for the number of shares that are ultimately vested.

The following table sets forth the summary of option activity for Company’s stock options with market condition vesting for the year ended December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2014	100,000	$25.95	3.28
Granted	—	—
Forfeited	—

Outstanding at December 31, 2014	100,000	$25.95	2.28	$32

Exercisable at December 31, 2014	66,666	$25.95	2.28	$21

Expected to vest at December 31, 2014	—	$—	—	$—

Restricted Stock

The following table sets forth the summary of activity for restricted stock grants for the year ended December 31, 2014:

	2014		2013		2012
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	573,353	$12.51	458,981	$10.85	248,804	$8.43
Granted	138,855	$29.44	215,800	$15.77	288,648	$12.18
Vested	(128,437)	$8.80	(97,928)	$11.78	(72,471)	$7.81
Forfeited	(23,997)	$17.44	(3,500)	$15.66	(6,000)	$10.91

Nonvested at end of year	559,774	$17.35	573,353	$12.51	458,981	$10.85

The total fair value for restricted share awards that vested during 2014, 2013 and 2012 was $4,091, $1,617 and $990, respectively.

Employee Stock Purchase Plan

On July 1, 2014, the Company adopted an Employee Stock Purchase Plan (“ESPP”) which enables employees who have completed one year of service and meet certain minimum work requirements, to purchase the Company’s common stock through payroll deductions at a price equal to 90 percent of the stock price at the end of each 3 month purchase period, subject to certain limits. All shares purchased under the ESPP are immediately vested. The number of shares issued under the ESPP during the year ended December 31, 2014 was 1,947. At December 31, 2014, there were 248,053 shares available for future issuance under the ESPP.